Deferred Revenue - Schedule of Contract Assumptions (Details) - Marmato - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Financing rate	12.50%	12.50%
Bottom of Range | Gold
Platform Operator, Crypto Asset [Line Items]
Long-term mineral price	$ 3,137	$ 2,148
Bottom of Range | Silver
Platform Operator, Crypto Asset [Line Items]
Long-term mineral price	34.59	27.29
Top of Range | Gold
Platform Operator, Crypto Asset [Line Items]
Long-term mineral price	4,069	2,576
Top of Range | Silver
Platform Operator, Crypto Asset [Line Items]
Long-term mineral price	$ 49.31	$ 31.41